Organization and Business Operation (Details)		1 Months Ended	9 Months Ended
	Mar. 02, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) item $ / shares shares	Sep. 30, 2021 USD ($) item $ / shares shares
Organization and Business Operation (Details) [Line Items]
Condition for future business combination number of businesses minimum | item		1	1
Gross proceeds (in Shares) | shares	34,500,000
Price per unit (in Dollars per share) | $ / shares	$ 10.00	$ 10.00	$ 10.00
Gross proceeds	$ 345,000,000	$ 6,000,000
No of shares entitled for each warrant			1
Transaction costs			$ 820,691
Underwriting discount			6,900,000
Deferred underwriting discount			12,075,000
Other offering costs			499,651
Offering costs			$ 18,653,960
Public shares redeem percentage			100.00%
Public share price per share (in Dollars per share) | $ / shares			$ 10.00
Net tangible assets		$ 5,000,001	$ 5,000,001
Months to complete the initial Business Combination		24 months	24 months
Dissolution expenses		$ 100,000	$ 100,000
Threshold business days for redemption of public shares		10 days	10 days
Months to complete initial Business Combination if company enters into a letter of intent		27 months	27 months
Months to complete initial Business Combination if company enters into a letter of intent, number of months can be extended		3 months	3 months
Public share price (in Dollars per share) | $ / shares		$ 10.00	$ 10.00
Trust account assets price (in Dollars per share) | $ / shares		$ 10.00	$ 10.00
Operating bank account			$ 1,000,000
Working capital deficit		$ 23,543	700,000
Capital contribution from sponsor			25,000
Outstanding balance of related party note		$ 0
Unsecured promissory note from the sponsor			175,000
Working Capital Loans [Member]
Organization and Business Operation (Details) [Line Items]
Outstanding balance of related party note			$ 0
Engaged Capital, LLC [Member]
Organization and Business Operation (Details) [Line Items]
Gross proceeds (in Shares) | shares			10,000,000
Gross proceeds			$ 100,000,000
Warrant [Member]
Organization and Business Operation (Details) [Line Items]
Gross proceeds			$ 9,400,000
Sale of private warrants (in Shares) | shares		5,666,667	6,266,667
Price per private warrant (in Dollars per share) | $ / shares		$ 1.50	$ 1.50
IPO [Member]
Organization and Business Operation (Details) [Line Items]
Gross proceeds (in Shares) | shares	34,500,000	30,000,000
Price per unit (in Dollars per share) | $ / shares		$ 10.00
Gross proceeds		$ 10,000,000
Transaction costs			$ 19,474,651
Underwriting discount	$ 6,900,000
Public shares redeem percentage		100.00%
Public share price per share (in Dollars per share) | $ / shares		$ 10.00
Over-Allotment Option [Member]
Organization and Business Operation (Details) [Line Items]
Gross proceeds (in Shares) | shares	4,500,000	347,500,000
Additional Shares Purchased (in Shares) | shares	4,500,000
Gross proceeds	$ 345,000,000	$ 6,900,000
Sale of private warrants (in Shares) | shares		6,266,667
Over-Allotment Option [Member] | Warrant [Member]
Organization and Business Operation (Details) [Line Items]
Gross proceeds (in Shares) | shares		6,266,667
Private Placement [Member]
Organization and Business Operation (Details) [Line Items]
Price per unit (in Dollars per share) | $ / shares		$ 11.50	$ 11.50
Gross proceeds		$ 100,000,000
Private Placement [Member] | Engaged Capital, LLC [Member]
Organization and Business Operation (Details) [Line Items]
Price per unit (in Dollars per share) | $ / shares			$ 10.00
Aggregate amount			$ 100,000,000
Founder purchase shares (in Shares) | shares			10,000,000